Summary of Significant Accounting Policies - Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method (Details)	12 Months Ended
Dec. 31, 2024
Leasehold improvements [Member]
Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method [Line Items]
Estimated useful lives	5 years
Office equipment and software [Member]
Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method [Line Items]
Estimated useful lives	10 years
Building [Member]
Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method [Line Items]
Estimated useful lives	20 years
Other [Member]
Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method [Line Items]
Estimated useful lives	5 years